RESEARCH AND DEVELOPMENT EXPENSES NET	12 Months Ended
Dec. 31, 2017
Disclosure of research and development expense, net [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 16 – RESEARCH AND DEVELOPMENT EXPENSES, NET:

	Year ended December 31,
	2017	2016
	in thousand $

Payroll	741	505
Materials and subcontractors	630	1,224
Rent and office maintenance	67	46
Depreciation	141	31
Other	62	23
	1,641	1,829
Less – OCS grants	(495)	-
	1,146	1,829